BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 1 — BASIS OF PRESENTATION

First Choice Healthcare Solutions, Inc. (“FCHS,” “the Company,” “we,” “our” or “us”) is actively engaged in implementing a defined growth strategy aimed at building a network of localized, integrated healthcare services platforms, comprised of nurse practitioner driven primary care clinics providing services including family primary care, anti-aging, dermatology, weight loss, hormone replacement therapy, functional and genetic testing, nutritional counseling, as well as behavioral health.

The unaudited condensed consolidated financial statements of First Choice Healthcare Solutions, Inc., a Delaware corporation, since February 13, 2012, include the accounts of the Company and its direct and indirect wholly owned subsidiaries: FCID Medical, Inc. (“FCID Medical”) is the subsidiary under which we own and operate First Choice Medical Group of Brevard, LLC, (“FCMG”), our original medical services practice.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and disclosures required by U.S. GAAP for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of June 30, 2024 and for the three and six months ended June 30, 2024 and 2023. The results of operations for the six months ended June 30, 2024 are not necessarily indicative of the operating results for the full year ending December 31, 2024 or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related disclosures of the Company as of December 31, 2023, and for the year then ended, which were filed with the Securities and Exchange Commission (“SEC”) on Form 10-K on May 13, 2024.

NOTE 1— ORGANIZATION, BUSINESS AND PRINCIPLES OF CONSOLIDATION

First Choice Healthcare Solutions, Inc. (the “Company”) was incorporated on December 15, 2011 in the state of Delaware. The consolidated financial statements are those of the Company and its owned subsidiary FCID Medical, Inc., incorporated on November 5, 2010 in the state of Florida, and its wholly owned subsidiary First Choice Medical Group of Brevard, LLC, incorporated on September 16, 2011 in the state of Delaware. All significant intercompany accounts and transactions have been eliminated in consolidation.

On June 15, 2020, the Company filed a voluntary petition for relief under Chapter 11 of Title 11 of the United States Code in the Bankruptcy Court for the Middle District of Florida (the “Bankruptcy Court”). The Plan of Affiliated Debtors Pursuant to Chapter 11 of the United States Bankruptcy Code, as amended, modified or supplemented (the “Plan”) was confirmed by the Bankruptcy Court on February 23, 2021 and became effective on April 28, 2022, the date on which the Company emerged from bankruptcy (the “Effective Date”), with a new board of directors and certain new officers (see Note 13).

The Company is actively engaged in implementing a defined growth strategy aimed at building a network of localized, integrated healthcare services platforms, comprised of nurse practitioner driven primary care clinics providing services including family primary care, anti-aging, dermatology, weight loss, hormone replacement therapy, functional and genetic testing, nutritional counseling, as well as behavioral health.